Short-term investments (Tables)	12 Months Ended
Dec. 31, 2014
Short-term investments [Abstract]
Schedule of short-term investments	Short-term investments consisted of the following:
	As of December 31,
	2013	2014
	US$	US$
Variable-rate financial instruments	98,411	207,257
Available-for-sale securities	—	8,889
Total	98,411	216,146